UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08076

Exact name of registrant as specified in charter:	The Emerging Markets Telecommunications Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Megan Kennedy Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	October 31

Date of reporting period:	7/31/09

Item 1: Schedule of Investments

The Emerging Markets Telecommunications Fund, Inc.

Schedule of Investments

July 31, 2009 (unaudited)

Description	No. of Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-96.06%

Equity or Equity-Linked Securities of Telecommunication Companies in Emerging Countries-95.56%
Asia-0.48%
Diversified Telecommunication Services-0.48%

TVG Asian Communications Fund II, L.P. #†‡
(Cost $1,092,526)	3,622,118*	$ 714,923

Brazil-7.76%
Diversified Telecommunication Services-3.32%

Brasil Telecom Participações S.A., PN	110,750	939,515
Brasil Telecom S.A., PN	81,637	582,920
Tele Norte Leste Participações S.A., ADR	97,037	1,493,399
Tele Norte Leste Participações S.A., PN	71,477	1,100,349
Telemar Norte Leste S.A., PNA	31,191	844,325
		4,960,508

Media-1.06%
NET Servicos de Comunicacao S.A., ADR†	155,927	1,584,218

Wireless Telecommunication Services-3.38%

Tim Participações S.A.	910,245	2,017,754
Vivo Participações S.A., ADR	132,762	3,022,991
		5,040,745

Total Brazil
(Cost $9,962,069)		11,585,471

Chile-1.13%
Diversified Telecommunication Services-1.13%

Empresa Nacional de Telecomunicaciones S.A.
(Cost $1,339,857)	123,132	1,686,880

China-16.30%
Diversified Telecommunication Services-4.45%

China Communications Services Corp. Ltd.	2,860,173	1,811,483
China Telecom Corp. Ltd.	9,238,207	4,828,022
		6,639,505

Wireless Telecommunication Services-11.85%

China Mobile Ltd.	1,037,172	10,910,279
China Mobile Ltd., ADR	23,920	1,255,082
China Unicom Ltd.	3,829,273	5,521,513
		17,686,874

Total China
(Cost $29,210,078)		24,326,379

Czech Republic-1.32%
Diversified Telecommunication Services-1.32%

Telefonica 02 Czech Republic AS
(Cost $1,578,162)	73,055	1,971,903

Egypt-1.98%
Diversified Telecommunication Services-0.48%

Telecom Egypt SAE	225,185	718,015

Wireless Telecommunication Services-1.50%

Orascom Telecom Holding SAE†	338,846	2,243,048

Total Egypt
(Cost $4,640,314)		2,961,063

India-0.90%
Wireless Telecommunication Services-0.90%

Bharti Airtel Ltd.
(Cost $1,362,009)	155,994	1,344,751

Indonesia-4.29%
Diversified Telecommunication Services-4.29%

PT Indosat Tbk	1,402,356	769,539
PT Telekomunikasi Indonesia Tbk	6,299,954	5,632,841
		6,402,380

Total Indonesia
(Cost $5,493,984)		6,402,380

Israel-5.83%
Diversified Telecommunication Services-1.75%

Bezeq Israeli Telecommunication Corp. Ltd.	1,311,772	2,608,254

Technology-0.46%

SVE Star Ventures Enterprises GmbH & Co. No. IX KG†‡	2,001,470*	687,045

Venture Capital-2.24%

BPA Israel Ventures LLC #†‡	1,674,587*	653,881
Concord Ventures Fund II, L.P. †‡	4,000,000*	842,952
Giza GE Venture Fund III L.P. †‡	2,750,000*	662,832
K.T. Concord Venture Fund L.P. †‡	2,000,000*	221,346
Neurone Ventures II, L.P. #†‡	686,184*	192,409
Walden-Israel Ventures III, L.P.#†‡	1,249,188*	780,930
		3,354,350

Wireless Telecommunication Services-1.38%

Cellcom Israel Ltd.	73,556	2,056,626

Total Israel
(Cost $14,144,561)		8,706,275

Latin America-0.18%
Venture Capital-0.18%

JPMorgan Latin America Capital Partners L.P. #†‡
(Cost $597,379)	2,216,887*	263,566

Malaysia-0.39%
Diversified Telecommunication Services-0.39%

Telekom Malaysia Bhd
(Cost $503,997)	678,361	575,708

Mexico-12.69%
Diversified Telecommunication Services-1.47%

Telefonos de Mexico S.A.B. de C.V., Series L, ADR	138,791	2,194,286

Wireless Telecommunication Services-11.22%

América Móvil S.A.B. de C.V., Series L, ADR	389,498	16,752,309

Total Mexico
(Cost $9,172,728)		18,946,595

Philippines-1.38%
Diversified Telecommunication Services-1.38%

Philippine Long Distance Telephone Co.
(Cost $1,443,714)	39,086	2,058,999

Poland-1.62%
Diversified Telecommunication Services-1.62%

Telekomunikacja Polska S.A.
(Cost $4,429,239)	473,012	2,411,104

Russia-10.27%
Diversified Telecommunication Services-1.39%

Comstar United Telesystems OJSC, GDR†	414,210	2,071,050

Wireless Telecommunication Services-8.88%

Mobile Telesystems OJSC, ADR	168,907	7,092,405
Vimpel-Communications, ADR†	456,759	6,170,814
		13,263,219

Total Russia
(Cost $14,968,602)		15,334,269

South Africa-13.98%
Diversified Telecommunication Services-0.88%

Telkom South Africa Ltd.	267,605	1,319,108

Wireless Telecommunication Services-13.10%

MTN Group Ltd.	1,076,791	17,543,123
Vodacom Group (Pty) Ltd.†	267,605	2,003,905
		19,547,028

Total South Africa
(Cost $14,829,111)		20,866,136

South Korea-5.74%
Diversified Telecommunication Services-3.04%

KT Corp.	140,672	4,547,688

Wireless Telecommunication Services-2.70%

SK Telecom Co., Ltd.	26,658	4,025,685

Total South Korea
(Cost $9,317,411)		8,573,373

Taiwan-4.44%
Diversified Telecommunication Services-3.27%

Chunghwa Telecom Co., Ltd.	2,434,149	4,881,950

Wireless Telecommunication Services-1.17%

Taiwan Mobile Co., Ltd.	1,138,340	1,741,491

Total Taiwan
(Cost $7,588,261)		6,623,441

Thailand-1.36%
Wireless Telecommunication Services-1.36%

Advanced Info Service Public Co., Ltd.
(Cost $2,484,013)	796,765	2,025,277

Turkey-2.25%
Wireless Telecommunication Services-2.25%

Turkcell Iletisim Hizmet AS
(Cost $3,663,338)	531,287	3,357,431

Global-1.27%
Diversified Telecommunication Services-0.62%

Telesoft Partners II QP, L.P. #†‡	2,280,000*	923,673
Telesoft Partners L.P.†‡	1,250,000*	0
		923,673
Venture Capital-0.65%
Emerging Markets Ventures I, L.P.#†‡	7,248,829*	973,808

Total Global
(Cost $4,114,762)		1,897,481

Total Emerging Countries
(Cost $141,936,115)		142,633,405

Equity Securities of Telecommunication Companies in Developed Countries-0.50%
United States-0.50%

Internet Software & Services-0.50%

NetFlix, Inc. †	1,321	58,045
Technology Crossover Ventures IV, L.P.#†‡	1,937,800*	681,528

Total United States
(Cost $614,791)		739,573
Equity Securities of Companies Providing Other Essential Services in the Development of an Emerging Country's Infrastructure-0.00%
Argentina-0.00%
Investment & Holding Companies-0.00%
Exxel Capital Partners V, L.P. †‡
(Cost $380,481)	1,897,761*	0

Total Equity or Equity-Linked Securities-96.06%
(Cost $142,931,387)		143,372,978

	Principal Amount (000's)

SHORT-TERM INVESTMENT-2.80%
Grand Cayman-2.80%
Wells Fargo, overnight deposit, 0.03%, 08/03/09
(Cost $4,185,000)	$ 4,185	4,185,000

Total Investments-98.86%
(Cost $147,116,387)		147,557,978

Cash and Other Assets, less Liabilities-1.14%		1,705,252

NET ASSETS-100.00%		$ 149,263,230

†	Non-income producing security.
‡
Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#	As of July 31, 2009, the aggregate amount of open commitments for the Fund is $2,809,014.
*	Represents contributed capital.
ADR	American Depositary Receipts.
GDR	Global Depositary Receipts.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At July 31, 2009, the Fund held 5.09% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $16,168,128 and fair value of $7,598,893. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 7/31/09	Percent of Net Assets	Distributions Received	Open Commitments

BPA Israel Ventures LLC	10/05/00 - 12/09/05	$ 1,160,483	$ 653,881	0.44	$ 97,293	$ 625,413

Concord Ventures Fund II, L.P.	03/29/00 - 12/15/06	2,633,194	842,952	0.56	258,608	-

Emerging Markets Ventures I, L.P.	01/22/98 - 01/10/06	2,790,776	973,808	0.65	7,129,731	851,172

Exxel Capital Partners V, L.P.	05/11/98 - 12/03/98	380,481	0	0.00	205,185	-

Giza GE Venture Fund III, L.P.	01/31/00 - 11/23/06	1,738,836	662,832	0.44	724,175	-

JPMorgan Latin America Capital Partners L.P.	04/10/00 - 03/20/08	597,379	263,566	0.18	2,217,354	571,535

K.T. Concord Venture Fund L.P.	12/08/97 - 09/29/00	1,260,856	221,346	0.15	1,320,492	-

Neurone Ventures II, L.P.	11/24/00 - 02/24/09	193,007	192,409	0.13	297,649	75,000

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	12/21/00 - 08/12/08	1,624,685	687,045	0.46	380,279	-

Technology Crossover Ventures IV, L.P.	03/08/00 - 03/30/09	612,003	681,528	0.46	1,772,839	62,200

Telesoft Partners L.P.	07/22/97 - 06/07/01	158,405	0	0.00	7,203,101	-

Telesoft Partners II QP, L.P.	07/14/00 - 06/23/09	1,165,581	923,673	0.62	1,109,561	120,000

TVG Asian Communications Fund II, L.P.	06/07/00 - 10/27/05	1,092,526	714,923	0.48	3,373,636	377,882

Walden-Israel Ventures III, L.P.	02/23/01 - 09/18/08	759,916	780,930	0.52	942,976	125,812

Total		$ 16,168,128	$ 7,598,893	5.09	$ 27,032,879	$ 2,809,014

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

Investments, at value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of 07/31/2009
Diversified Telecommunication Services	$15,794,674	$29,252,664	$1,638,596	$46,685,934
Internet Software & Services	58,045	-	681,528	739,573
Media	1,584,218	-	-	1,584,218
Wireless Telecommunication Services	42,397,163	46,687,321	-	89,084,484
Technology	-	-	687,045	687,045
Venture Capital	-	-	4,591,724	4,591,724
Short-Term Investments	-	4,185,000	-	4,185,000
Total	$59,834,100	$80,124,985	$7,598,893	$147,557,978

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 10/31/2008	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Net transfers in and/or out of Level 3	Balance as of 07/31/2009
Diversified Telecommunication Services	$ 1,808,496	$ -	$ -	$ (289,900)	$ 120,000	$ -	$ 1,638,596
Venture Capital	5,793,867	-	(253,485)	(829,624)	(119,034)	-	4,591,724
Technology	977,198	-	-	(290,153)	-	-	687,045
Internet Software & Services	701,743	-	-	(29,812)	9,597	-	681,528
Investment & Holding Companies	9,216	-	(430,457)	422,591	(1,350)	-	-
Total	$ 9,290,520	-	$ (683,942)	$ (1,016,898)	$ 9,213	-	$ 7,598,893

Federal Income Tax Cost - At July 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $147,116,387, $25,522,799, $(25,081,208) and $441,591, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Emerging Markets Telecommunications Fund, Inc.

By:          /s/ Christian Pittard__________
Christian Pittard,
President of
The Emerging Markets Telecommunications Fund, Inc.

     Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:          /s/ Christian Pittard__________
Christian Pittard,
President of
  The Emerging Markets Telecommunications Fund, Inc.

     Date: September 29, 2009

By:          /s/ Megan Kennedy __________
   Megan Kennedy,
Treasurer of
The Emerging Markets Telecommunications Fund, Inc.

     Date: September 29, 2009